Income Taxes - Schedule of Deferred Income Tax (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)
Disclosure of income taxes [Line Items]
Deferred tax recovery period	10 years
Deferred tax liability	$ 5,886	$ 300		$ 6,133
Venezuela [member]
Disclosure of income taxes [Line Items]
Deferred tax liability	$ 1,107

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3